Intangible assets and goodwill - Amortization Period (Details)	12 Months Ended
Dec. 31, 2024
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member] | Contractual Rights Intangible Asset [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	22 years
Bari [Member] | Contractual Rights Intangible Asset [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	19 years
Move Capital S.A. and Morc Gestora de Recursos de Crédito Ltda. renamed to VBI Capital Ltda. (collectively, “Move”) [Member] | Contractual Rights Intangible Asset [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	17 years
Moneda | Non Contractual Customer Relationships [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	9 years
Moneda | Brand names [member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	5 years
VBI [Member] | Non Contractual Customer Relationships [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	29 years
VBI [Member] | Brand names [member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	8 years
Igah [Member] | Non Contractual Customer Relationships [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	3 years
Kamaroopin [Member] | Non Contractual Customer Relationships [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	5 years
Kamaroopin [Member] | Brand names [member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	8 years
P2 Group | Contractual Rights Intangible Asset [Member] | Minimum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	8 years
P2 Group | Contractual Rights Intangible Asset [Member] | Maximum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	12 years
Blue Macaw | Contractual Rights Intangible Asset [Member] | Minimum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	3 years
Blue Macaw | Contractual Rights Intangible Asset [Member] | Maximum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	20 years
CSHG [Member] | Contractual Rights Intangible Asset [Member] | Minimum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	31 years
CSHG [Member] | Contractual Rights Intangible Asset [Member] | Maximum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	33 years
Nexus [Member] | Contractual Rights Intangible Asset [Member]
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	17 years
GPMS [Member] | Contractual Rights Intangible Asset [Member] | Minimum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	6 years
GPMS [Member] | Contractual Rights Intangible Asset [Member] | Maximum
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	26 years